Accounts Receivable - Schedule of Movement of Allowance of Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Allowance of Credit Losses [Abstract]
Balance at the beginning of the year	$ (16,137)	$ (23,064)	$ (28,594)
Reversal (provision) during the year	(42,548)	6,650	5,079
Foreign exchange difference	(1,057)	277	451
Balance at end of the year	$ (59,742)	$ (16,137)	$ (23,064)